Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020
Net Investment Income [Line Items]
Total revenue	¥ 626,579		¥ 580,956		¥ 1,868,113		¥ 1,665,694
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	102,690		98,112		311,165		289,112
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	13,214	[1]	24,284	[1]	37,536	[2]	67,035	[2]
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue	¥ 115,904		¥ 122,396		¥ 348,701		¥ 356,147

[1]	Life insurance related investment income for the three months ended December 31, 2020 and 2021 include net unrealized holding gains of ¥22,250 million and ¥3,008 million on equity securities held as of December 31, 2020 and 2021, respectively.
[2]	Life insurance related investment income for the nine months ended December 31, 2020 and 2021 include net unrealized holding gains of ¥55,050 million and ¥12,096 million on equity securities held as of December 31, 2020 and 2021, respectively.